Income Tax (Tables)	6 Months Ended
Sep. 30, 2025
Income Tax [Abstract]
Schedule of Loss before Income Tax Expense

Loss before income tax expense is attributable to the following tax jurisdictions:

	For the six months ended September 30,
	2025	2024
	$’000	$’000
Hong Kong	(1,814)	(681)
Cayman Islands	(2,784)	(5,574)
Samoa	(4)	-
British Virgin Islands	(32)	-
Loss before income tax expense	(4,634)	(6,255)

Schedule of Reconciliation the Statutory and Effective Tax Expenses

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses for the six months ended September 30, 2025 and 2024.

	For the six months ended September 30,
	2025	2024
	$’000	$’000
Loss before income tax expense	(4,634)	(6,255)

Tax at Hong Kong statutory tax rate of 16.5%	(764)	(1,032)
Effect of tax-exempt for the Company incorporated in Cayman Islands	459	920
Effect of tax-exempt for the Company incorporated in Samoa	1	-
Effect of tax-exempt for the Company incorporated in British Virgin Islands	5	-
Tax effect on non-assessable income	(1)	(1)
Tax effect on non-deductible expenses	6	4
Tax effect on deductible temporary differences	2	(3)
Tax effect on tax losses not recognized	292	112
Income tax expense	-	-

Schedule of the Deferred Tax Assets

The following table sets forth the significant components of the deferred tax assets of the Company as of September 30, 2025 and March 31, 2025:

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Deferred tax assets, net:
Net operating loss carryforwards	429	137
Less: valuation allowance	(429)	(137)
Deferred tax assets, net	-	-

Schedule of Movement of Valuation Allowance	The movement of valuation allowance is as follows:
	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Beginning balance	137	-
Tax losses recognized	292	137
Ending balance	429	137